FSS2 P1 09/24

FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED SEPTEMBER 5, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI’)
EACH DATED SEPTEMBER 1, 2024, OF
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND (THE “FUND”)

Effective September 30, 2024, the following supersedes any and all disclosure to the contrary in the Fund’s Summary Prospectus, Prospectus and SAI:

The portfolio managers of the Fund are Evan McCulloch (lead portfolio manager) and Akiva Felt (portfolio manager).

Please retain this supplement for future reference.